Variable Interest Entities - Schedule of Financial Statement of VIEs (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Statement of VIEs [Line Items]
Current assets	$ 37,244,260	$ 24,750,653
Non-current assets	17,092,057	11,767,464
Total assets	54,336,317	36,518,117
Current liabilities	18,099,856	15,677,069
Non-current liabilities	3,315,122	91,897
Total Liabilities	21,414,978	15,768,966
Net assets	32,921,339	20,749,151
Revenues	65,822,739	53,463,785	$ 41,270,484
Gross profit	15,760,798	10,570,827	8,882,183
Income before income tax expenses	13,074,408	8,418,346	7,330,292
Net income	12,740,028	6,476,772	5,567,174
Net cash (used in) / provided by operating activities	(1,209,812)	2,009,738	4,060,835
Net cash used in investing activities	(29,591)	(11,542)	(3,835,841)
Net cash used in financing activities	$ (934,863)	$ (257,538)	$ (17,768)